20 Financial instruments (Details 21) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Brazilian real/u.s. dollar exchange rate [member] | Bond [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	R$ 433,084
Reasonably possible gain (loss)	(5,443,471)
Possible gain (loss)	(16,330,414)
Brazilian real/u.s. dollar exchange rate [member] | Braskem idesa borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	84,014
Reasonably possible gain (loss)	(1,055,976)
Possible gain (loss)	(3,167,929)
Brazilian real/u.s. dollar exchange rate [member] | Export prepayments [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	11,245
Reasonably possible gain (loss)	(141,336)
Possible gain (loss)	(424,009)
Brazilian real/u.s. dollar exchange rate [member] | Investments [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	10,873
Reasonably possible gain (loss)	(136,663)
Possible gain (loss)	(409,988)
Brazilian real/u.s. dollar exchange rate [member] | SACE [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	21,061
Reasonably possible gain (loss)	(264,720)
Possible gain (loss)	(794,160)
Brazilian real/u.s. dollar exchange rate [member] | Dollar call and put options [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	43,060	[1]
Reasonably possible gain (loss)	(568,577)	[1]
Possible gain (loss)	(2,117,282)	[1]
Brazilian real/u.s. dollar exchange rate [member] | Swap NCE [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	5,973
Reasonably possible gain (loss)	(75,052)
Possible gain (loss)	(225,210)
Brazilian real/u.s. dollar exchange rate [member] | Dollar swap CDI [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	20,419
Reasonably possible gain (loss)	(256,577)
Possible gain (loss)	(769,919)
Brazilian real/u.s. dollar exchange rate [member] | MONFORTE [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	3,278
Reasonably possible gain (loss)	(41,201)
Possible gain (loss)	(123,603)
Brazilian real/u.s. dollar exchange rate [member] | Nexi [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	12,844
Reasonably possible gain (loss)	(161,433)
Possible gain (loss)	(484,299)
Brazilian real/u.s. dollar exchange rate [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	5,699
Reasonably possible gain (loss)	(71,635)
Possible gain (loss)	(214,904)
Brazilian real/u.s. dollar exchange rate [member] | Financial Investments Abroad [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(52)
Reasonably possible gain (loss)	648
Possible gain (loss)	1,943
Libor floating interest rate [member] | Braskem idesa borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(39,804)
Reasonably possible gain (loss)	(95,278)
Possible gain (loss)	(285,834)
Libor floating interest rate [member] | Export prepayments [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(2,232)
Reasonably possible gain (loss)	(5,344)
Possible gain (loss)	(16,031)
Libor floating interest rate [member] | Investments [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(9,734)
Reasonably possible gain (loss)	(23,301)
Possible gain (loss)	(69,902)
Libor floating interest rate [member] | SACE [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(20,954)
Reasonably possible gain (loss)	(50,158)
Possible gain (loss)	(150,473)
Libor floating interest rate [member] | MONFORTE [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(1,228)
Reasonably possible gain (loss)	(2,940)
Possible gain (loss)	(8,819)
Libor floating interest rate [member] | Nexi [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(18,355)
Reasonably possible gain (loss)	(43,936)
Possible gain (loss)	(131,809)
Libor floating interest rate [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(1,178)
Reasonably possible gain (loss)	(2,820)
Possible gain (loss)	(8,460)
Libor floating interest rate [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	4,386
Reasonably possible gain (loss)	10,536
Possible gain (loss)	31,419
CDI interest rate [member] | Export credit notes [member]
Disclosure of detailed information about financial instruments [line items]
Reasonably possible gain (loss)	(3,942)
Possible gain (loss)	(11,905)
CDI interest rate [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Reasonably possible gain (loss)	(848)
Possible gain (loss)	(2,574)
CDI interest rate [member] | Financial investments in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Reasonably possible gain (loss)	36
Possible gain (loss)	108
CDI interest rate [member] | Other non commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Reasonably possible gain (loss)	(3,486)
Possible gain (loss)	(10,493)
IPCA interest rate [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(268)
Reasonably possible gain (loss)	(21,395)
Possible gain (loss)	(68,834)
IPCA interest rate [member] | BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(2,493)
Reasonably possible gain (loss)	(212,224)
Possible gain (loss)	(780,565)
IPCA interest rate [member] | BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE [member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(9)
Reasonably possible gain (loss)	(715)
Possible gain (loss)	(2,336)
Selic interest rate [member] | Leniency agreement [member]
Disclosure of detailed information about financial instruments [line items]
Reasonably possible gain (loss)	(6,164)
Possible gain (loss)	R$ (18,516)

[1]	The Company is in the short position of a possible counterparty call.